Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2019	2020	2021
Numerator (RMB in thousands):
Net loss	(1,004,220)	(517,550)	(1,298,880)
Accretions of preferred shares to redemption value	(426,781)	(680,734)	(170,585)
Net loss attributable to ordinary shareholders	(1,431,001)	(1,198,284)	(1,469,465)

Denominator:
Weighted average number of ordinary shares outstanding, basic	62,249,946	65,279,970	240,174,108
Weighted average number of ordinary shares outstanding, diluted	62,249,946	65,279,970	240,174,108
Net loss per share, basic (RMB)	(22.99)	(18.36)	(6.12)
Net loss per share, diluted (RMB)	(22.99)	(18.36)	(6.12)

Schedule of ordinary shares equivalents excluded from computation of dilutive net loss per share

	For the Year Ended December 31,
	2019	2020	2021
Preferred shares	159,625,007	180,336,722	—
Share options	13,994,318	15,922,419	24,368,217
	173,619,325	196,259,141	24,368,217